INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
NOTE 6:-	INTANGIBLE ASSETS, NET

Intangible assets, net consisted of the following:

	Weighted average amortization period	December 31,
	(years)	2018	2017
Original amount:

Core technology	4.74	$13,384	$13,384
Customer relationships	5.84	1,981	1,981

		15,365	15,365
Accumulated amortization and impairment charges:

Core technology		9,092	8,202
Customer relationships		1,663	1,610
Impairment		4,122	4,122
		14,877	13,934

Intangible assets, net:

Core technology		373	1,263
Customer relationships		115	168

		$488	$1,431

The estimated future amortization expense of intangible assets as of December 31, 2018 for the years ending:

Year ending December 31,
2019	$415
Thereafter	73

$488